Note 9 - Employee Benefits	12 Months Ended
Oct. 31, 2020
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
(9)	Employee Benefits

Health Insurance Coverage

The Company contracts for health insurance coverage for employees and their dependents through third-party administrators. During the years ended October 31, 2020, 2019 and 2018, total expense of $3,165,736, $3,549,189 and $3,479,447, respectively, was incurred under the Company’s insured health care program.

401(k) Plan

The Company maintains a 401(k) retirement savings plan for the benefit of its eligible employees. Substantially all of the Company’s employees who meet certain service and age requirements are eligible to participate in the plan. The Company’s plan document provides that the Company’s matching contributions are discretionary.  The Company made or accrued matching contributions to the plan of $66,804, $68,467 and $68,502 for the years ended October 31, 2020, 2019 and 2018, respectively.

Stock Incentives for Key Employees and Non-Employee Directors

Optical Cable Corporation uses stock incentives to increase the personal financial interest that key employees and non-employee Directors have in the future success of the Company, thereby aligning their interests with those of other shareholders and strengthening their desire to remain with the Company.

In March 2017, the Company’s shareholders approved the Optical Cable Corporation 2017 Stock Incentive Plan (the “2017 Plan”) that was recommended for approval by the Company’s Board of Directors.  The 2017 Plan reserved 500,000 new common shares of the Company for issuance under the 2017 Plan and succeeds and replaces the Optical Cable Corporation Second Amended and Restated 2011 Stock Incentive Plan (the “2011 Plan”).  As of October 31, 2020, there were approximately 362,000 remaining shares available for grant under the 2017 Plan.

Share-based compensation expense for employees, a consultant and non-employee members of the Company’s Board of Directors recognized in the consolidated statements of operations for the years ended October 31, 2020, 2019 and 2018 was $142,242, $980,549 and $2,224,620, respectively.

The Company has granted, and anticipates granting, from time to time, restricted stock awards to employees, subject to approval by the Compensation Committee of the Board of Directors.  The restricted stock awards granted under the 2017 Plan vest over time if certain operational performance-based criteria are met.  Failure to meet the criteria required for vesting will result in a portion or all of the shares being forfeited.  No restricted stock awards were granted to employees during fiscal years 2020 and 2019.

The Company recognizes expense each quarter on service-based shares of employees based on the actual number of shares vested during the quarter multiplied by the closing price of the Company’s shares of common stock on the date of grant.  The Company recognizes expense each quarter on operational performance-based shares of employees using an estimate of the shares expected to vest multiplied by the closing price of the Company’s shares of common stock on the date of grant.

A summary of the status of the Company’s nonvested shares granted to employees, a consultant and non-employee Directors under the 2017 Plan as of October 31, 2020, and changes during the year ended October 31, 2020, is as follows:

Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2019	140,476	$3.04
Granted	83,880	2.44
Vested	(33,484)	4.60
Forfeited	(5,774)	2.87
Balance at October 31, 2020	185,098	$2.52

As of October 31, 2020, the estimated amount of compensation cost related to nonvested equity-based compensation awards in the form of service-based and operational performance-based shares that the Company will recognize over a 1.8 year weighted-average period is approximately $394,000.

During the fiscal year ended October 31, 2020, 2019 and 2018, stock awards to non-employee Directors under the 2017 Plan totaling 58,880 shares, 30,360 shares and 35,810 shares, respectively, were approved by the Board of Directors of the Company. The shares are part of the non-employee Directors’ annual compensation for service on the Board of Directors. The shares granted to non-employee Directors under the 2017 Plan are subject to a one-year vesting period. The Company recorded compensation expense for shares granted to non-employee Directors totaling $131,162, $124,838 and $96,407 during the years ended October 31, 2020, 2019 and 2018, respectively.

During the fiscal year ended October 31, 2020, a stock award to a consultant under the 2017 Plan totaling 25,000 shares was approved by the Board of Directors of the Company. The shares are part of the consultant’s compensation for services provided to the Company. The shares granted to the consultant under the 2017 Plan are subject to a five-year vesting period. The Company recorded compensation expense for shares granted to the consultant totaling $15,266, $11,918 and $10,696 during the years ended October 31, 2020, 2019 and 2018, respectively.